Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 897,768,000
Previously Paid Amount	0
Total Fee Amount	137,448.28
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $900,000,000.
Net Fee	$ 137,448.28
Narrative - Max Aggregate Offering Price	$ 900,000,000
Final Prospectus	true